SHORT-TERM BANK DEPOSITS AND RESTRICTED CASH (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
SHORT-TERM BANK DEPOSITS AND RESTRICTED CASH
Restricted cash	$ 52	$ 52
Short term bank deposit	$ 78
Maturity date	Dec. 30, 2017
Annual interest	35.00%
Other Short-term Investments	$ 130	1,098
Investment one [Member]
SHORT-TERM BANK DEPOSITS AND RESTRICTED CASH
Short term bank deposit		$ 547
Maturity date		Dec. 31, 2016
Annual interest		104.00%
Investment two [Member]
SHORT-TERM BANK DEPOSITS AND RESTRICTED CASH
Short term bank deposit		$ 499
Maturity date		Mar. 07, 2016
Annual interest		70.00%